FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2009

Check here if Amendment          (         )Amendment Number: ______
This Amendment (Check only one.):(         ) is a restatement
                                 (         ) adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     		A.R.T. Advisors, LLC
Address:  		500 Park Ave
          		New York, NY 10022

13F File Number:	28-11045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:
Name: 		Edward Fromme
Title:  	Authorized Representative
Phone: 		212-303-0513

Signature, Place, and Date of Signing:
Edward Fromme, New York, New York,  May 15, 2009

Report Type (Check only one.) :
              (        ) 13 F HOLDINGS REPORT.
              (   X    ) 13F NOTICE.
              (        ) 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File No.          Name
28-02856                   Caxton Associates LP